Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Other Comprehensive Income (Loss)

13. OTHER COMPREHENSIVE INCOME (LOSS)

Tax effects allocated to each component of other comprehensive income (loss) as for Ricoh Company, Ltd. shareholders' equity are as follows:

	Millions of Yen
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2009:
Foreign currency translation adjustments	¥(61,189)	¥19	¥(61,170)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(25,601)	10,440	(15,161)
Less - Reclassification adjustment for gains and losses realized in net income	26,499	(10,806)	15,693
Net unrealized gains and losses	898	(366)	532
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(655)	250	(405)
Less - Reclassification adjustment for gains and losses realized in net income	686	(246)	440
Net unrealized gains and losses	31	4	35
Pension liability adjustments:
Unrealized gains and losses arising during the year	(57,401)	23,293	(34,108)
Less - Reclassification adjustment for gains and losses realized in net income	1,015	(414)	601
Net unrealized gains and losses	(56,386)	22,879	(33,507)

Other comprehensive income (loss)	¥(116,646)	¥22,536	¥(94,110)

2010:
Foreign currency translation adjustments	¥(13,638)	¥2	¥(13,636)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	1,132	(462)	670
Less - Reclassification adjustment for gains and losses realized in net income	(247)	101	(146)
Net unrealized gains and losses	885	(361)	524
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(1,490)	612	(878)
Less - Reclassification adjustment for gains and losses realized in net income	159	(65)	94
Net unrealized gains and losses	(1,331)	547	(784)
Pension liability adjustments:
Unrealized gains and losses arising during the year	7,830	(3,176)	4,654
Less - Reclassification adjustment for gains and losses realized in net income	3,897	(1,585)	2,312
Net unrealized gains and losses	11,727	(4,761)	6,966

Other comprehensive loss	¥(2,357)	¥(4,573)	¥(6,930)

2011:
Foreign currency translation adjustments	¥(38,575)	¥20	¥(38,555)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(1,658)	676	(982)
Less - Reclassification adjustment for gains and losses realized in net income	1,817	(741)	1,076
Net unrealized gains and losses	159	(65)	94
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(233)	95	(138)
Less - Reclassification adjustment for gains and losses realized in net income	214	(87)	127
Net unrealized gains and losses	(19)	8	(11)
Pension liability adjustments:
Unrealized gains and losses arising during the year	(3,081)	1,195	(1,886)
Less - Reclassification adjustment for gains and losses realized in net income	2,795	(1,088)	1,707
Net unrealized gains and losses	(286)	107	(179)

Other comprehensive income (loss)	¥(38,721)	¥70	¥(38,651)

	Thousands of U.S. Dollars
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2011
Foreign currency translation adjustments	$(464,759)	$241	$(464,518)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(19,976)	8,145	(11,831)
Less - Reclassification adjustment for gains and losses realized in net income	21,892	(8,928)	12,964
Net unrealized gains and losses	1,916	(783)	1,133
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(2,807)	1,144	(1,663)
Less - Reclassification adjustment for gains and losses realized in net income	2,578	(1,048)	1,530
Net unrealized gains and losses	(229)	96	(133)
Pension liability adjustments:
Unrealized gains and losses arising during the year	(37,120)	14,398	(22,722)
Less - Reclassification adjustment for gains and losses realized in net income	33,674	(13,109)	20,565
Net unrealized gains and losses	(3,446)	1,289	(2,157)

Other comprehensive income (loss)	$(466,518)	$843	$(465,675)

For the year ended March 31, 2011, unrealized gains and losses resulting from the pension liability adjustments was ¥(3,096) million ($(37,301) thousand). The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(6,380) million ($(76,867) thousand) and ¥3,585 million ($43,193 thousand) respectively. The tax benefits (expenses) mentioned above were ¥1,195 million ($14,398 thousand), ¥2,542 million ($30,627 thousand) and ¥(1,454) million ($(17,518) thousand), respectively.

For the year ended March 31, 2010, unrealized gains and losses resulting from the pension liability adjustments was ¥7,830 million. The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(8,166) million and ¥4,269 million respectively. The tax benefits (expenses) mentioned above were ¥(3,176) million, ¥3,316 million and ¥(1,731) million, respectively.

For the year ended March 31, 2009, unrealized gains and losses resulting from the pension liability adjustments was ¥(57,401) million. The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(5,807) million and ¥4,792 million respectively. The tax benefits (expenses) mentioned above were ¥23,293 million, ¥2,367 million and ¥(1,953) million, respectively.

Changes in accumulated other comprehensive income (loss) as for Ricoh Company, Ltd. shareholders' equity are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Foreign currency translation adjustments:
Beginning balance	¥(11,125)	¥(72,295)	¥(85,931)	$(1,035,313)
Change during the year	(61,170)	(13,636)	(38,555)	(464,518)

Ending balance	¥(72,295)	¥(85,931)	¥(124,486)	$(1,499,831)

Unrealized gains and losses on securities:
Beginning balance	¥1,316	¥1,848	¥2,372	$28,578
Change during the year	532	524	94	1,133

Ending balance	¥1,848	¥2,372	¥2,466	$29,711

Unrealized gains and losses on derivatives:
Beginning balance	¥(408)	¥(373)	¥(1,157)	$(13,940)
Change during the year	35	(784)	(11)	(133)

Ending balance	¥(373)	¥(1,157)	¥(1,168)	$(14,073)

Pension liability adjustments:
Beginning balance	¥(20,788)	¥(54,301)	¥(47,335)	$(570,301)
Adjustment of measurement date change	(6)	—	—	—

Adjusted beginning balance	(20,794)	(54,301)	(47,335)	(570,301)
Change during the year	(33,507)	6,966	(179)	(2,157)

Ending balance	¥(54,301)	¥(47,335)	¥(47,514)	$(572,458)

Total accumulated other comprehensive income (loss):
Beginning balance	¥(31,005)	¥(125,121)	¥(132,051)	$(1,590,976)
Adjustment of measurement date change	(6)	—	—	—

Adjusted beginning balance	(31,011)	(125,121)	(132,051)	(1,590,976)
Change during the year	(94,110)	(6,930)	(38,651)	(465,675)

Ending balance	¥(125,121)	¥(132,051)	¥(170,702)	$(2,056,651)